12. Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amount due to stockholders	$ 1,000	$ 1,000
Account payable - related parties	237,514	0
Administrative services paid to related party	38,279	17,090
Professional expense paid	1,152,798	1,416,527
Travel expense reimbursed	15,645	22,158
Company controlled by a shareholder [Member]
Administrative services paid to related party	26,000	33,000
Directors and Officers [Member]
Professional expense paid	130,000	40,000
Travel expense reimbursed	8,000	5,000
Stockholder [Member]
Rent expense paid to stockholder	$ 24,000	$ 10,000